INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 2,026	$ 1,967
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	346
Due in years two through five, Amortized Cost	516
Due in years six through ten, Amortized Cost	660
Due after ten years, Amortized Cost	164
Subtotal	1,686
Debt Maturities, Amortized Cost Basis	1,771
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less, Fair Value	356
Due in years two through five, Fair Value	568
Due in years six through ten, Fair Value	761
Due after ten years, Fair Value	177
Subtotal	1,862
Available For Sale Securities, Debt Maturities, Fair Value	1,928
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	13	20	88
Gross gains on sales	2	1	4
Gross losses on sales	0	1	2
Total other-than-temporary impairment losses	(7)	(2)	(56)
Portion of loss recognized in other comprehensive income (loss)	0	0	2
Credit losses recognized in earnings (loss)	(7)	(2)	(54)
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	(74)	(83)
Previously recognized impairments on securities that matured, paid, prepaid or sold	9	11
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	(6)	(2)
Additional impairments this period on securities previously impaired	(1)	0
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(72)	(74)	(83)
Corporate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,553	1,554
Gross Unrealized Gains	167	147
Gross Unrealized Losses	1	8
Fair Value	1,719	1,693
OTTI in AOCI (3)	0	0
US Treasury Government And Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	106	99
Gross Unrealized Gains	7	6
Gross Unrealized Losses	0	0
Fair Value	113	105
OTTI in AOCI (3)	0	0
State and Political Sub-divisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25	21
Gross Unrealized Gains	3	1
Gross Unrealized Losses	0	0
Fair Value	28	22
OTTI in AOCI (3)	0	0
Foreign Govts [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2	4
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	2	4
OTTI in AOCI (3)	0	0
Commercial Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	57	63
Gross Unrealized Gains	5	0
Gross Unrealized Losses	27	34
Fair Value	35	29
OTTI in AOCI (3)	2	2
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	57
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	35
Residential Mortgage-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19	26
Gross Unrealized Gains	1	2
Gross Unrealized Losses	0	0
Fair Value	20	28
OTTI in AOCI (3)	0	0
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	19
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	20
Asset-backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9	9
Gross Unrealized Gains	2	1
Gross Unrealized Losses	0	0
Fair Value	11	10
OTTI in AOCI (3)	0	0
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
AFS without a single maturity date, amortized cost	9
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
AFS without a single maturity date, Fair Value	11
Redeemable preferred stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	97	81
Gross Unrealized Gains	2	0
Gross Unrealized Losses	1	5
Fair Value	98	76
OTTI in AOCI (3)	0	0
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,868	1,857
Gross Unrealized Gains	187	157
Gross Unrealized Losses	29	47
Fair Value	2,026	1,967
OTTI in AOCI (3)	$ 2	$ 2